Condensed Financial Statements of Kentucky First Federal Bancorp (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Cash flows from operating activities:
Net earnings for the year	$ 935	$ 1,501
Adjustments to reconcile net earnings to net cash provided by operating activities:
Noncash compensation expense	213	188
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	356	(313)
Other liabilities	5	(88)
Net cash provided by operating activities	2,112	1,446
Cash flows from financing activities:
Dividends paid on common stock	(1,487)	(1,480)
Net cash used in financing activities	15,467	(5,907)
Net increase in cash and cash equivalents	(304)	(527)
Beginning cash and cash equivalents	13,108	13,635
Ending cash and cash equivalents	12,804	13,108
Parent Company [Member]
Cash flows from operating activities:
Net earnings for the year	935	1,501
Adjustments to reconcile net earnings to net cash provided by operating activities:
Excess (deficit) distributions over earnings (undistributed earnings) from consolidated subsidiaries	361	307
Noncash compensation expense	382	188
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	(138)	(4)
Other liabilities	3	(136)
Net cash provided by operating activities	1,543	1,856
Cash flows from financing activities:
Dividends paid on common stock	(1,487)	(1,480)
Net cash used in financing activities	(1,487)	(1,480)
Net increase in cash and cash equivalents	56	376
Beginning cash and cash equivalents	1,948	1,572
Ending cash and cash equivalents	$ 2,004	$ 1,948